Supplement to the
Fidelity® Stock Selector All Cap Fund
Class A, Class T, Class C, Class I and Class Z
November 29, 2016
STATEMENT OF ADDITIONAL INFORMATION

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

AFSS-AFSSIB-17-01 1.960091.106	March 1, 2017

Supplement to the
Fidelity® Stock Selector Small Cap Fund
Class A, Class T, Class C and Class I
December 30, 2016
STATEMENT OF ADDITIONAL INFORMATION

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

ASCS-ASCSIB-17-01 1.881211.112	March 1, 2017